FORM N-SAR

SEMI-ANNUAL REPORT

FOR REGISTERED INVESTMENT COMPANIES

Report for twelve month period ending:	12/31/2017

Is this a transition report?	N

Is this an amendment to a previous filing?	N

Those items or sub-items with a box “[/]” after the item number should be completed only if the answer has changed from the previous filing on this form.

1.	A.	Registrant Name: COLI VUL-2 SERIES ACCOUNT
	B.	File Number: 811-09201
	C.	Telephone Number: 303-737-3000

2.	A.	Street: 8515 EAST ORCHARD ROAD
	B.	City: GREENWOOD VILLAGE
	C.	State: COLORADO
	D.	Zip Code: 80111
	E.	Foreign Country:

3.	Is this the first filing on this form by Registrant?	N

4.	Is this the last filing on this form by Registrant?	N

5.	Is Registrant a small a business investment company (SBIC)? (If yes, complete only 89-110)	N

6.	Is Registrant a unit investment trust (UIT)? (If yes, complete only 111 through 133)	Y

111.	A.
B.
C.

112.

113.

114.	A.
B.
C.

115.	A.
B.

116.	A.
B.

117.	A.
B.
C.
D.
E.

118.

119.

120.

121.

122.

123.	$24,641

124.

125.	$593

126.	$0

127.	A.
	B.
	C.
	D.
	E.
	F.
	G.
	H.
	I.
	J.	1	$134,967	$0
	K.
	L.	1	$134,967	$0

128.

131.	$300

132.

133.	None

Signature Page

The following form of signature shall follow items 79, 85, 88, 104, 110 or 132 as appropriate. This report is signed on behalf of the registrant (or depositor or trustee).

      City of:        Greenwood Village             State of:      Colorado    Date:       March 1, 2018

Name of Registrant, Depositor, or Trustee:

COLI VUL-2 SERIES ACCOUNT

By:	/s/ Adam Kavan	Witness	/s/ Karyn Green
	Adam Kavan		Karyn Green
	Senior Counsel		Paralegal